Fair Value Measurements - Schedule of Changes in Fair Value (Details) - Warrant [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Public Placement Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance
Warrants assumed from the Merger			25,174
Change in estimated fair value			(24,907)
Balance			267
Private Placement Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance
Warrants assumed from the Merger			13,134
Change in estimated fair value			(13,001)
Balance			133
Share-Based Termination Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance		6,349	6,349
Warrants assumed from the Merger				6,053
Change in estimated fair value			979	296
Conversion into common stock			(7,328)
Balance				6,349
Convertible Preferred Stock Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance		203	203	330
Change in estimated fair value			(6)	(127)
Conversion into common stock			(197)
Balance	$ 106	179		203
Nonrelated Party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance		15,604	15,604
Note issuance during the period			17,559	15,323
Loss on extinguishment			22,183
Change in estimated fair value			31,664	281
Conversion into common stock			(87,010)
Balance				15,604
Related Party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance		$ 2,133	2,133
Note issuance during the period			5,084	2,018
Loss on extinguishment			4,176
Change in estimated fair value			3,752	115
Conversion into common stock			(15,145)
Balance				$ 2,133